Note 4. Notes Payable	12 Months Ended
Nov. 30, 2018
Notes
Note 4. Notes Payable

Note 4.   Notes Payable

(a) Convertible Notes Payable - Related Parties

On December 14, 2016, the Company received $10,000 from Mark Rodenbeck pursuant to an unsecured promissory note.  The note was due December 14, 2017, carried an interest rate of 6%, and is convertible into shares of the Company’s common stock at $0.02 per share.   The total outstanding balance of the note plus accrued interest, totaling $10,863, was converted to common stock on August 21, 2018 (Note 3).

(b) Convertible Notes Payable

On May 18, 2017 an unaffiliated investor advanced the Company $5,000.  On September 25, 2017, a second unaffiliated investor also advanced the Company $5,000.  In February 2018, an investor advanced $5,216. The $15,216 total proceeds were received pursuant to unsecured promissory notes that are due one year from their respective issuance dates, carry an interest rate of 6%, and are convertible into shares of the Company’s common stock at $0.02 per share. The total outstanding balance of the notes plus accrued interest, totaling $15,845, was converted to common stock on August 21, 2018 (Note 3).

(c) Notes Payable - Related Parties

In connection with the Company's acquisition of GNP, on November 20, 2017 the Company issued a $5,000 unsecured note payable to GNP's former sole officer and director, Jerry Lewis, who became a director of the Company in February 2018.  The note carries a 6% interest rate and is payable upon the earlier of October 31, 2022 or the sale of the Company's Anchorage, Alaska property acquired from GNP.

As of November 30, 2018, Jerry Lewis, a director of the Company, and a company controlled by Mr. Lewis, had loaned the Company a total of $29,400, including $20,600 during the year ended November 30, 2018.  The loans are unsecured, due on demand, and bear 6% interest per year.

(d) Notes Payable

In connection with the Company’s acquisition of GNP, on November 20, 2017 the Company issued $45,000 in unsecured notes payable to two of GNP’s former shareholders, who each own approximately 1% of the Company's issued and outstanding common stock and have no further affiliation with the Company or GNP.  The notes carry a 6% interest rate and are payable upon the earlier of October 31, 2022 or the sale of the Company’s Anchorage, Alaska property acquired from GNP.

(e) Summary

Item	Loan Amount		Accrued Interest
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30,2017
Convertible Notes Payable – Related Parties	$ 0	$ 10,000	$ 0	$ 577
Convertible Notes Payable	0	10,000	0	214
Notes Payable – Related Parties	29,400	5,000	604	9
Notes Payable	45,000	45,000	2,780	74
Total	$ 74,400	$ 70,000	$ 3,384	$ 874

(f) Maturity schedules:

The aggregate amounts of scheduled principal maturities of our notes payable for the next five years are as follows:

Year Ended November 30:

	Notes Payable	Notes Payable - Related Parties
2019	$ -	$ 24,000
2020	-	-
2021	-	-
2022	45,000	5,000
Total	$ 45,000	$ 29,400